Loans - Changes in General and Specific Allowances For Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowances at beginning of year	$ 35,467	$ 44,247	$ 49,302
Provision taken (released)	(6,991)	(5,837)	4,399
Recoveries	899	1,319	1,443
Charge-offs	(4,159)	(4,379)	(10,411)
Other	(114)	117	(486)
Allowances at end of year	25,102	35,467	44,247
Allowances at end of year: individually evaluated for impairment	14,915	13,624	11,738
Allowances at end of year: collectively evaluated for impairment	10,187	21,843	32,509
Commercial loans
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowances at beginning of year	6,309	3,377	8,723
Provision taken (released)	865	2,853	(5,265)
Recoveries	14	106	97
Charge-offs	(275)	(34)	(138)
Other	0	7	(40)
Allowances at end of year	6,913	6,309	3,377
Allowances at end of year: individually evaluated for impairment	4,453	2,866	577
Allowances at end of year: collectively evaluated for impairment	2,460	3,443	2,800
Commercial real estate loans
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowances at beginning of year	10,360	16,224	6,512
Provision taken (released)	(6,290)	(5,895)	14,459
Recoveries	28	0	12
Charge-offs	0	(1)	(4,520)
Other	(6)	32	(239)
Allowances at end of year	4,092	10,360	16,224
Allowances at end of year: individually evaluated for impairment	600	583	750
Allowances at end of year: collectively evaluated for impairment	3,492	9,777	15,474
Consumer loans
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowances at beginning of year	888	965	2,763
Provision taken (released)	211	1,059	(1,076)
Recoveries	656	730	1,264
Charge-offs	(953)	(1,869)	(1,916)
Other	0	3	(70)
Allowances at end of year	802	888	965
Allowances at end of year: individually evaluated for impairment	274	274	278
Allowances at end of year: collectively evaluated for impairment	528	614	687
Residential mortgage loans
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowances at beginning of year	17,910	23,681	31,304
Provision taken (released)	(1,777)	(3,854)	(3,719)
Recoveries	201	483	70
Charge-offs	(2,931)	(2,475)	(3,837)
Other	(108)	75	(137)
Allowances at end of year	13,295	17,910	23,681
Allowances at end of year: individually evaluated for impairment	9,588	9,901	10,133
Allowances at end of year: collectively evaluated for impairment	$ 3,707	$ 8,009	$ 13,548